Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Significant Accounting Policies
Note 3 - Significant Accounting Policies

The accounting policies set out below have been applied consistently for all periods presented in these consolidated financial statements.

A.	Basis of consolidation

(1)	Subsidiaries

Subsidiaries are entities controlled by the Group. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

(2)	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

B.	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group entities at exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the reporting period. Foreign currency differences arising on translation are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

C.	Financial instruments

(1)	Non-derivative financial assets

Initial recognition of financial assets
The Group initially recognizes loans, receivables and deposits on the date that they are originated. All other financial assets acquired in a regular way purchase, including assets designated at fair value through profit or loss, are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument (i.e., on the date the Group undertook to purchase or sell the asset). Non-derivative financial instruments comprise investments in marketable securities, deposits, trade and other receivables, and cash and cash equivalents.

De-recognition of financial assets
Financial assets are de-recognized when the Group’s contractual rights to the cash flows from the asset expire, or when the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.
Regular way sales of financial assets are recognized, or de-recognized, on the trade date, which is the date that the Company undertook to purchase, or sell the assets.

See (2) hereunder regarding the offset of financial assets and financial liabilities.

The Group classifies its financial assets according to the following categories:

Financial assets at fair value through profit or loss
A financial asset is classified at fair value through profit or loss, if it is classified as held for trading. Attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.

Financial assets held for trading are comprised mainly of investments in marketable securities.

Loans and receivables
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any direct attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses. Loans and receivables are comprised of trade receivables, deposits, other accounts receivable and cash and cash equivalents.

Cash and cash equivalents are comprised of cash balances available for immediate use and call deposits. Cash equivalents are comprised of short-term highly liquid investments (with original maturities of three months or less) that are readily convertible into known amounts of cash and are not exposed to significant risks of change in value.

(2)	Non-derivative financial liabilities

Financial liabilities are recognized initially on the trade date, at which the Group becomes a party to the contractual provisions of the instrument. Financial liabilities are de-recognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged or cancelled.

Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Non-derivative financial liabilities comprise of, trade and other accounts payable.

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

(3)	CPI-linked assets and liabilities that are not measured at fair value

The value of CPI-linked financial assets and liabilities, which are not measured at fair value, is revalued every period in accordance with the actual increase/decrease in the CPI.

(4)	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options are recognized as a deduction from equity.

(5)	Share options and warrants

Receipts in respect of share options are classified as equity to the extent that they confer the right to purchase a fixed number of shares for a fixed exercise price.

D.	Property and Equipment

(1)	Recognition and measurement

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use.

Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment. Spare parts, servicing equipment and stand-by equipment are to be classified as fixed assets when they meet the definition of fixed assets in IAS 16, and are otherwise to be classified as inventory.

Gains and losses on disposal of property and equipment are determined by comparing the net proceeds from disposal with the carrying amount of the asset, and are recognized net within  the relevant line item in profit or loss.

(2)	Subsequent costs

The cost of replacing part of a property and equipment asset item is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The carrying amount of the replaced part is de-recognized. The costs of day-to-day servicing are recognized in profit or loss as incurred.

(3)	Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost. An asset is depreciated from the date it is ready for use, meaning the date it reaches the location and condition required for it to operate in the manner intended by management.

Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of the property and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative periods are as follows:

Computers and equipment	3 years
Machinery and equipment	3-10 years
Motor vehicles	7 years
Office furniture and equipment	6-17 years
Leasehold improvements	The shorter of the lease term and the useful life

Depreciation methods and useful lives are reviewed at each financial year-end and adjusted, if appropriate.

E.	Intangible assets

(1)	Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involve plans or design for the production of new or substantially improved products and processes.

Development expenditure is capitalized only if:

•	development costs can be measured reliably;
•	the product or process is technically and commercially feasible;
•	future economic benefits are probable; and
•	the Group intends to and has sufficient resources to complete development and to use or sell the asset.

With regard to some of the Company’s products, technical feasibility may occur only after the Company receives approval from the U.S. Food and Drug Administration (the FDA). Sometimes the costs incurred between the successful completion of the product’s development and successful trials, and the time the product is ready for sale are immaterial, so that in reality all of the development costs might be recognized in profit or loss, as incurred.

Any capitalized expenditure includes the cost of materials, direct labor and other related costs that are directly attributable to developing the asset for its intended use. Other development expenditures are recognized in profit or loss as incurred.

In subsequent periods, capitalized development expenditure will be measured at cost less accumulated amortization and accumulated impairment losses.

(2)	Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated brands, is recognized in profit or loss, as incurred.

(3)	Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. The amortizable amount is the cost of the asset.

Amortization is recognized in profit or loss, on a straight-line basis over the estimated useful lives of the intangible assets, from the date they are available for use, since these methods most closely reflect the expected pattern of consumption of the future economic benefits embodied in each asset.

Management estimates the useful life of the capitalized development costs as 7 years.

Amortization methods and useful lives are reviewed at each reporting date and adjusted if appropriate.

F.	Inventory

Inventory is measured at the lower of cost and net realizable value. The cost of inventory is based on the moving average method, and includes expenditure incurred in acquiring the inventory and the costs incurred in bringing it to its existing location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. Management regularly evaluates the necessity of provisions for obsolescence, which may result from excess, slow-moving or obsolete inventories.

G.	Impairment

(1)	Non-derivative financial assets

A financial asset not carried at fair value through profit or loss is tested for impairment when objective evidence indicates that one or more events had a negative effect on the estimated future cash flows of the asset.

Objective evidence that financial assets are impaired may include:

•	default by a debtor;
•	indications that a debtor or issuer will enter bankruptcy; or
•	observable data indicating a measurable decrease in the cash flow expected from a group of financial assets.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. All individually significant financial assets are assessed for specific impairment, and all impairment losses are recognized in profit or loss and reflected in a provision for loss against the balance of the financial asset measured at amortized cost.

An impairment loss is reversed if the reversal can be related objectively to an event occurring after the recognition of the impairment loss. For financial assets measured at amortized cost the reversal is recognized in profit or loss.

(2)	Non-financial assets

The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its net selling price (fair value less costs to sell the asset). In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash-generating unit, for which the estimated future cash flows from the asset or cash-generating unit were not adjusted. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets.

An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of cash-generating units are allocated to reduce the carrying amounts of each of the assets in the cash-generating unit on a pro rata basis.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized initially.

H.	Employee benefits

(1)	Post-employment benefits

Most of the Group’s Israeli employees are subject to Section 14 of the Israeli Severance Pay Law - 1963 and therefore substantially all of the post-employment plans of the Group are classified as defined contribution plans.

Defined contribution plans
Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which services are rendered by employees.

Long-term benefits are presented on a discounted basis and are immaterial to the financial statements.

(2)	Short-term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided, or upon the actual absence of the employee when the benefit is not accumulated.

A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

The employee benefits are classified as short-term benefits or as other long-term benefits depending on when the Company expects the benefits to be wholly settled.

(3)	Share-based payment transactions

The fair value of share-based payment, measured on the grant date, granted to employees is recognized as a salary expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. The amount recognized as an expense in respect of share-based payment awards that are conditional upon meeting service and non-market performance conditions, is adjusted to reflect the number of awards that are expected to vest.

I.	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

J.	Revenue Recognition

General
The Group recognizes revenue in accordance with IAS 18, Revenue Recognition, including provisions related to recognition of revenue from multiple-component transactions. Accordingly, the Group recognizes revenue from the sale of goods when:

•	the significant risks and rewards of ownership of the goods have been transferred to the customer;

•	it is probable that the economic benefits associated with the transaction will flow to the Group;

•	the costs incurred or to be incurred in respect of the transaction can be measured reliably;

•	the Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold; and

•	the amount of revenue can be measured reliably.

The revenue from sales in the ordinary course of business is measured according to the fair value of the consideration received or receivable, which is based on the selling price of each component, net of discounts.

In general, the Group’s sales agreements include several components:

•	surgical robotic-guidance systems (“Systems”);

•	disposable components;

•	related re-usable accessories; and

•	warranty and maintenance services related to the Systems sold, which includes spare parts, software updates, preventive maintenance and on-call support as detailed in the agreement.

These components are split into separate accounting units if and only if each component has separate value for the customer and there is reliable evidence of the fair value of the components not yet supplied. Components not split into a separate accounting unit due to non-compliance with the above conditions, are grouped together as a single accounting unit. The revenue from each such accounting unit is recognized upon fulfillment of the conditions for recognition of revenue from the components included therein, according to their type. The allocation of consideration from a revenue arrangement to its separate units of account is based on the relative fair values of each unit. If the fair value of the delivered item is not reliably measurable, then revenue is allocated based on the difference between the total arrangement consideration and the fair value of the undelivered item. Usually, fair value of the warranty and maintenance services component is determined based on the renewal quote offered in the sales agreement.

The timing of revenue recognition from the various components is as follows:

Sales of Systems - The revenue from sales of Systems is recognized at the time of transfer of the significant risks and rewards of ownership as follows:

•
Sales to end customers - Upon the completion of installation of the System, training of at least one surgeon, which typically occurs prior to or concurrent with the System installation, and customer acceptance, if required.

•
Sales to distributors - Upon delivery to the distributor, according to contractual delivery terms, provided that the significant risks and rewards of ownership of the System are transferred to the distributor upon delivery, the distributor has no right of return, receipt of the consideration is probable and not dependent on the distributor’s ability to collect from the end customer, the commitment to carry out installation and training for the end customer lies with the distributor and that the distributor has been authorized to perform the installation and training for the end customers, or if the distributor has the ability to perform the installation and training for the end customer independently. If the above conditions are not met, the Group recognizes revenue at the time of fulfillment of the conditions for recognition of revenue from the end customer.

For System sales, where a commitment for future trade-in exists, the Company examines whether the transaction meets all revenue recognition criteria. If one or more of the revenue recognition criteria are not met, revenue is deferred and the System is presented in inventory until the earliest of trade-in commitment is fulfilled, or trade-in option expire.

In rare circumstances, the Company may bill a customer for a product and retain physical possession of the product until it is transferred to the customer at a point in time in the future. If such delivery is delayed at the customer’s request and the customer assumes title and accepts billing, revenue is recognized when the buyer takes title, provided that:

(i)	it is probable that the delivery will be made;

(ii)	the item is on hand, identified and ready for delivery to the customer at the time the sale is recognized;

(iii)	the customer specifically acknowledges the deferred delivery instructions, and

(iv)	the usual payment terms apply.

Disposable components sales - Revenue from the disposable components sales is recognized at the time of the transfer of the significant risks and rewards of ownership as follows:

•	In sales to end customers - Upon delivery.

•
In sales to distributors - Upon delivery to the distributor, provided that the significant risks and rewards of ownership of the components are transferred to the distributor upon delivery, the distributor has no right of return and that the receipt of the consideration is probable and not dependent on the distributor’s ability to collect from the end customer.

Warranty and maintenance services (“Services”) - Revenue from Services is recognized proportionately over the period of rendering of the service and subject to the other conditions for revenue recognition specified above.

K.	Leases

Leases are classified as operating leases, and the leased assets are not recognized on the Group’s statement of financial position.

Payments made under operating leases, are recognized in profit or loss on a straight-line basis over the term of the lease.

L.	Financing income and expenses

Financing income is comprised of interest income on funds invested, changes in the fair value of financial assets at fair value through profit or loss, changes in fair value of derivative instruments and foreign currency gains. Interest income is recognized as it accrues using the effective interest method.

Financing expenses are comprised of changes in fair value of derivative instruments, as well as changes in the fair value of financial assets at fair value through profit or loss and foreign currency losses.

In the statements of cash flows, interest received and interest paid are presented as part of cash flows from operating activities.

Foreign currency gains and losses are reported on a net basis.

M.	Taxes on income

Taxes on income are comprised of current and deferred tax. Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax is recognized with respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which that can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more probable than not that the Group will have to use its economic resources to pay the obligation.

Tax benefit arising from tax deduction on exercise of share options is recognized in statement of profit or loss to the extent of the cumulative remuneration expense recognized. Any excess benefit is recognized directly in equity.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity.

N.	Loss per share

The Group presents basic and diluted loss per share data for its ordinary shares. Basic loss per share is calculated by dividing the loss attributable to ordinary shareholders of the Group by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is determined by adjusting the loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, for the effects of all dilutive potential ordinary shares, which are comprised of share options and share options granted to employees and warrants held by investors.

O.	Comprehensive income

The Group has no comprehensive income components other than net income or loss.